COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	99.0%
COMMUNICATIONS—TOWERS	19.7%
American Tower Corp.(a)		1,525,172	$368,679,828
Crown Castle International Corp.		2,380,085	396,284,152
SBA Communications Corp.		730,094	232,520,337

			997,484,317

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	1.2%
Boyd Gaming Corp.		865,213	26,553,387
Caesars Entertainment, Inc.(b)		651,295	36,511,598

			63,064,985

REAL ESTATE	78.1%
DATA CENTERS	10.6%
CyrusOne, Inc.		1,699,293	119,001,489
Digital Realty Trust, Inc.		515,831	75,703,357
Equinix, Inc.(a)		449,447	341,638,148

			536,342,994

DIVERSIFIED	0.7%
Jones Lang LaSalle, Inc.		358,689	34,312,190

HEALTH CARE	12.0%
Healthcare Trust of America, Inc., Class A		1,760,099	45,762,574
Healthpeak Properties, Inc.		5,027,686	136,501,675
Medical Properties Trust, Inc.(a)		2,475,590	43,644,652
Ventas, Inc.		5,030,174	211,066,101
Welltower, Inc.		3,093,513	170,421,631

			607,396,633

HOTEL	0.9%
Host Hotels & Resorts, Inc.		4,439,650	47,903,823

INDUSTRIALS	11.3%
Americold Realty Trust		2,341,475	83,707,731
BG LLH LLC (Lineage Logistics)(c)		448,875	25,850,711
Duke Realty Corp.		4,024,224	148,493,866
First Industrial Realty Trust, Inc.		3,063,310	121,919,738
Prologis, Inc.		1,934,402	194,639,529

			574,611,575

NET LEASE	10.7%
Broadstone Net Lease, Inc., Class A		5,444,833	91,364,298

		Shares	Value
Spirit Realty Capital, Inc.		2,820,092	$95,178,105
VEREIT, Inc.		27,444,042	178,386,273
VICI Properties, Inc.(a)		7,547,981	176,396,316

			541,324,992

OFFICE	2.5%
Columbia Property Trust, Inc.		5,615,480	61,264,887
Kilroy Realty Corp.		1,207,889	62,761,912

			124,026,799

RESIDENTIAL	10.6%
APARTMENT	8.6%
Apartment Investment & Management Co., Class A		4,766,932	160,740,947
Essex Property Trust, Inc.		818,640	164,374,726
UDR, Inc.		3,368,739	109,854,579

			434,970,252

MANUFACTURED HOME	0.2%
Sun Communities, Inc.		71,013	9,985,138

SINGLE FAMILY	1.8%
Invitation Homes, Inc.		3,204,562	89,695,690

TOTAL RESIDENTIAL			534,651,080

SELF STORAGE	10.2%
CubeSmart		5,319,563	171,875,081
Public Storage		1,545,206	344,148,280

			516,023,361

SHOPPING CENTERS	5.8%
COMMUNITY CENTER	1.3%
Retail Properties of America, Class A(d)		11,665,435	67,776,177

REGIONAL MALL	4.5%
Simon Property Group, Inc.		3,488,835	225,657,848

TOTAL SHOPPING CENTERS			293,434,025

TIMBER	2.8%
Weyerhaeuser Co.		5,016,311	143,065,190

TOTAL REAL ESTATE			3,953,092,662

TOTAL COMMON STOCK (Identified cost—$4,369,713,952)			5,013,641,964

		Shares	Value
SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02%(e)		43,665,071	$43,665,071

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$43,665,071)			43,665,071

PURCHASED OPTION CONTRACTS (Premiums paid—$168,809)	0.0%		7,960

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$4,413,547,832)	99.8%		5,057,314,995
WRITTEN OPTION CONTRACTS	(0.3)		(14,904,687)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		22,581,606

NET ASSETS	100.0%		$5,064,991,914

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Paid	Value
Call—Crown Castle International	$185.00	10/16/20	1,592	$26,506,800	$168,809	$7,960

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Call — Boyd Gaming Corp.	$31.00	11/20/20	(3,311)	$(10,161,459)	$(803,609)	$(877,415)
Call — Caesars Entertainment, Inc.	48.00	10/16/20	(5,550)	(31,113,300)	(2,996,902)	(4,675,875)
Call — Crown Castle International	190.00	10/16/20	(1,592)	(26,506,800)	(77,949)	—
Call — Ventas, Inc.	47.50	11/20/20	(3,000)	(12,588,000)	(871,734)	(360,000)
Call — Welltower, Inc.	65.00	12/18/20	(2,100)	(11,568,900)	(667,458)	(216,300)
Put — Crown Castle International	140.00	10/16/20	(1,592)	(26,506,800)	(133,668)	(28,656)
Put — Crown Castle International	150.00	11/20/20	(790)	(13,153,500)	(393,249)	(213,300)
			(17,935)	$(131,598,759)	$(5,944,569)	$(6,371,546)

Over-the-Counter Option Contracts

Written Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Put — Simon Property Group, Inc.	Morgan Stanley & Co. International PLC	$134.50	10/16/20	(1,200)	$(7,761,600)	$(8,880,000)	$(8,533,141)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $29,407,160 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)

Restricted security. Aggregate holdings equal 0.5% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $28,054,687 ($62.50 per share). Security value is determined based on significant unobservable inputs (Level 3).

(d)	Affiliated issuer in which the Fund owns 5% or more of the outstanding voting shares.
(e)	Rate quoted represents the annualized seven-day yield.
(f)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Real Estate – Industrials	$574,611,575	$548,760,864	$—	$25,850,711	(a)
Other Industries	4,439,030,389	4,439,030,389	—	—
Short-Term Investments	43,665,071	—	43,665,071	—
Purchase Options Contracts	7,960	7,960	—	—

Total Investments in Securities(b)	$5,057,314,995	$4,987,799,213	$43,665,071	$25,850,711

Written Option Contracts	$(14,904,687)	$(1,695,671)	$(13,209,016)	$—

Total Derivative Liabilities(b)	$(14,904,687)	$(1,695,671)	$(13,209,016)	$—

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock– Real Estate– Industrials
Balance as of December 31, 2019	$—
Purchases	28,054,687
Change in unrealized appreciation (depreciation)	(2,203,976)

Balance as of September 30, 2020	$25,850,711

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2020 which were valued using significant unobservable inputs (Level 3) amounted to $(2,203,976).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2020	Valuation Technique	Unobservable Inputs	Range/Weighted Average	Valuation from an Increase in Input (a)
Common Stock— Real Estate—Industrials	$25,850,711	Market Comparable Companies	Enterprise Value/ EBITDA Ratio	19.3x –30.1x / 22.8%	Increase
			Liquidity Discount	41%	Decrease

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock—Real Estate—Industrials are the Enterprise Value to Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA) ratio and Liquidity Discount.

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s option contracts activity for the nine months ended September 30, 2020:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$29,435,360	$88,790,104

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents five months for purchased option contracts and nine months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 3. Other Transactions with Affiliates

Other Transactions with Affiliates: The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by the Fund that are deemed to be “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the nine months ended September 30, 2020:

Common Stock— Real Estate— Retail Properties of America, Class A
Beginning Value as of December 31, 2019	$—
Purchases at Cost	62,815,003
Proceeds from Sales	(7,929,472)
Net Realized Gain (Loss)	1,615,430
Change in Unrealized Appreciation (Depreciation)	11,275,216

Ending Value as of September 30, 2020	$67,776,177

Shares as of September 30, 2020	11,665,435

Dividend Income	$1,474,427